Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share Option, Activity
A summary of the share options activity under the employee share option plan as of December 31, 2025, and changes during the year then ended is presented below:

	2025
	Number	Weighted Avg. Exercise Price (In $)	Weighted average remaining contractual term in years	Aggregate intrinsic value (In $ millions)
Outstanding at January 1	12,638,326	4.44
Granted during the year	—	—
Exercised during the year	(389,999)	1.66
Forfeited during the year	(273,332)	6.00
Expired during the year	(53,334)	4.04
Outstanding at December 31	11,921,661	4.45	2.0	8.7
Exercisable at December 31	7,475,001	3.47	1.5	8.7

Schedule of Stock Options Issuance Details
Details regarding share option issuances are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Number of share options granted (in number of shares)	—	2,990,000	2,100,000
Weighted average exercise price per share at grant date (in $)	$—	$6.68	$6.65
Weighted-average grant date fair value per share (in $)	$—	$1.88	$2.63

Schedule of Stock Options, Valuation Assumptions
Inputs at the grant date for the Black Scholes option pricing model were as follows:

	2024	2023
Expected future volatility	45%	59%
Expected dividend rate	—%	—%
Risk-free rate	3.8% to 4.0%	4.3% to 4.8%
Expected life after vesting	3.0 years	3.3 years

Schedule of Restricted Stock Units, Activity
A summary of the movements of our RSUs during the year ended December 31, 2025 is presented below:

	2025
	Number	Weighted Avg Grant Date Fair Value (In $)
Non-vested at January 1	886,610	5.79
Granted during the year	1,719,019	2.93
Vested during the year (1)	(636,610)	5.79
Non-vested at December 31	1,969,019	3.30
(1) 527,322 RSUs vested during the year ended December 31, 2025 were not yet issued as of December 31, 2025.

Schedule of Performance Stock Units, Activity
A summary of the movements of our PSUs during the year ended December 31, 2025 is presented below:

	2025
	Number	Weighted Avg Grant Date Fair Value (In $)
Non-vested at January 1	750,000	4.23
Granted during the year	1,343,639	3.88
Expired during the year (1)	(500,000)	2.02
Non-vested at December 31	1,593,639	4.63

Schedule of PSU, Valuation Assumptions
The fair value of PSUs is measured at grant date using the Monte Carlo simulation model using the following inputs:

	For the Years Ended December 31,
	2025	2024
Expected future volatility	50%	52%
Share price at grant date (in $)	$2.91	$6.81
Expected dividend rate	—%	6.2%
Risk-free rate	3.47%	4.23%
Grant date fair value (in $)	$3.88	$8.64

Schedule of Share-based Payment Charges	Total share-based payment compensation expense was as follows:

	For the Years Ended December 31,
(In $ millions)	2025	2024	2023
Share-options	5.7	6.1	4.8
RSUs	4.0	2.2	0.5
PSUs	1.6	0.8	0.3
Total	11.3	9.1	5.6